

                           UNITED STATES SECURITIES            ------------------------------
                           AND EXCHANGE COMMISSION                       OMB APPROVAL
                           WASHINGTON, D.C. 20549              ------------------------------

                                                                OMB Number:        3235-0456

                                   FORM 24F-2                   Expires:     August 31, 2000
                       ANNUAL NOTICE OF SECURITIES SOLD         Estimated average burden

                             PURSUANT TO RULE 24f-2             hours per response........ 1
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           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:      Standish, Ayer & Wood Investment Trust
                                        One Financial Center
                                        Boston, MA 02111
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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                    / /

       Standish Equity Fund
       Standish Small Capitalization Equity Fund
       Standish Small Capitalization Equity Fund II
       Standish Small Cap Tax-Sensitive Equity Fund
       Standish Tax-Sensitive Equity Fund
       Standish Intermediate Tax Exempt Bond Fund
       Standish Massachusetts Intermediate Tax Exempt Bond Fund
       Standish Small Capitalization Equity Asset Fund
       Standish Equity Asset Fund

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 3.    Investment Company Act File Number: 811-4813

       Securities Act File Number: 33-8214

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 4(a). Last day of fiscal year for which this Form is filed: September 30, 1997

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 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.

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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $ 148,481,925
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $ 90,002,327
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995
         that were not previously used to reduce                       $                --
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                         - $ 90,002,327
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $ 58,479,598
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)                 $ (             --)
         [subtract Item 5(iv) from Item 5(i)]:                         -------------------

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   (vii) Multiplier for determining registration fee                                        x$ 1/33 of 1%
         (See Instruction C.9):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        =$ 17,721.09
         Item 5(vii)] (enter "0" if no fee is due):                                           -------------------

                                                                                              -------------------

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                            + $
                                                                                              -------------------


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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                            = $ 17,721.09
                                                                                              -------------------
                                                                                              -------------------


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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     Method of Delivery:           12/24/97

               /x/   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*
                            /s/ Paul G. Martins
                           -----------------------------------------------
                                Paul G. Martins, Treasurer
                           -----------------------------------------------

  Date December 28, 1997
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  *Please print the name and title of the signing officer below the signature.